Commitments and Contingencies - Clinical support agreements (Details) $ in Millions				1 Months Ended		12 Months Ended
	Jun. 05, 2018 USD ($) installment	Feb. 09, 2018 USD ($)	Feb. 09, 2018 EUR (€)	Aug. 31, 2014 USD ($)	Aug. 31, 2014 EUR (€)	Dec. 31, 2018 USD ($) installment	Dec. 31, 2018 EUR (€) installment	Dec. 31, 2017 EUR (€)
Commitments and Contingencies
Contribution to support clinical development						$ 1.3
Research and development commitments | €							€ 8,114,000	€ 7,704,000
Less than 1 year
Commitments and Contingencies
Research and development commitments | €							5,807,000
Foundation Fighting Blindness
Commitments and Contingencies
Contribution to support clinical development						2.5
EBRP and EBMRF
Commitments and Contingencies
Contribution to support clinical development						1.3
Clinical support agreement | Cystic Fibrosis Foundation Therapeutics Inc
Commitments and Contingencies
Milestone payment on achievement of first commercial sale						$ 16.0	€ 14,000,000
Number of milestone payment installments						3	3
Contribution to support clinical development				$ 3.0	€ 2,600,000
Milestone payment on achievement of net sales exceeding threshold limit						$ 3.0	€ 2,600,000
Threshold sales for milestone payment						500.0	437,000,000
Milestone payment on transfer, sells or licenses other than for clinical or development purposes						$ 6.0	€ 5,000,000
Period after first commercial sale for payment of first installment						90 days	90 days
Clinical support agreement | Foundation Fighting Blindness
Commitments and Contingencies
Milestone payment on achievement of first commercial sale						$ 37.5	€ 32,800,000
Number of milestone payment installments | installment						4	4
Milestone payment on transfer, sells or licenses other than for clinical or development purposes						$ 15.0	€ 13,100,000
Period after first commercial sale for payment of first installment						60 days	60 days
Clinical support agreement | EBRP and EBMRF
Commitments and Contingencies
Contribution to support clinical development	$ 5.0
Number of equal semi-annual installments | installment	12
Return on investment payable	1.00
Sales milestone	$ 100.0
Percentage of payment to be made in the event of disposition	33.30%
Number of times, amount awarded, not to exceed	4
Clinical support agreement | EBRP and EBMRF | Less than 1 year
Commitments and Contingencies
Return on investment payable	1.36
Clinical support agreement | EBRP and EBMRF | Later than one year and not later than two years [member]
Commitments and Contingencies
Return on investment payable	1.36
Clinical support agreement | EBRP and EBMRF | Later than two years and not later than three years [member]
Commitments and Contingencies
Return on investment payable	1.36
Minimum
Commitments and Contingencies
Research And Commitments Period						1 year	1 year
Maximum
Commitments and Contingencies
Research And Commitments Period						5 years	5 years
Entering into partnership | Clinical support agreement | Foundation Fighting Blindness
Commitments and Contingencies
Contribution to support clinical development		$ 7.5	€ 6,600,000